GENERAL (Details)	Jun. 30, 2014	Dec. 31, 2013
Entity Listings [Line Items]
Ownership Interest Percentage, Percentage Owned by Third Party	39.40%	45.60%
Number of vessels operated	9
LNG Carrier [Member]
Entity Listings [Line Items]
Number of Equipment Items, Owned	8